Notes Payable and Convertible Notes	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Debt Disclosure [Abstract]
Notes Payable and Convertible Notes

NOTE 8 – NOTES PAYABLE AND CONVERTIBLE NOTES

At December 31, 2020, the Company is obligated for $129,720 in notes payable, notes payable – related parties and accrued interest and $280,000 in convertible notes payable.

At March 31, 2020, the Company is obligated for $76,350 in notes payable and accrued interest and $286,981 in convertible notes payable and accrued interest.

		December 31, 2020		March 31, 2020
		Notes Payable	Convertible Notes Payable	Notes Payable	Convertible Notes Payable
1.	Third Parties – Principal	$79,634	$280,000	$15,000	$280,000
	Third Parties – Interest	260	-	95	6,981
	Third Parties – Total	79,894	280,000	15,095	286,981

2.	Related Parties – Principal	49,826	-	59,642	-
	Related Parties – Interest	-	-	1,613	-
	Related Parties – Total	49,826	-	61,255	-
	Total	$129,720	$280,000	$76,350	$286,981

Convertible Notes Payable

The Company entered into a convertible note payable held by RedDiamond Partners, LLC (“RDCN”) on June 15, 2020, whereby the RDCN was convertible on or after January 15, 2021 and before maturity on March 15, 2021 at a rate of $1.12/share. The RDCN was issued in the principal amount of $352,941 with $52,941 being made up of a 15% Original Issue Discount (“OID”) and included a conversion feature. However, this conversion feature’s exercise contingency was only utilizable if triggered by the occurrence of an Event of Default, which included events that were outside the control of the Company (i.e. not based solely on the market for the Company’s stock or the Company’s own operations). Additionally, the RDCN accrued interest at a rate of 12.5% per annum, calculated on a 360-day-per-year-basis. This RDCN was issued alongside a warrant for purchase of 139,286 shares of Company common stock (“RDCN Warrants”) with a relative fair value of $91,500. Upon inception, the outstanding principal balance of the RDCN was reduced to $-0- by various discounts on the debt totaling ($352,941) as follows: i) the RDCN Warrants generated a discount on the debt of ($91,500) based on the relative fair value of the same; ii) $2,500 in investor legal costs was treated as a discount on the debt of ($2,500) since this was paid by the Company; iii) $52,941 of OID was treated as a discount on the debt of ($52,941); iv) a discount of ($206,000) was taken due to the conversion option being treated as a derivative. In evaluating the various instruments and their components within this transaction (including issuance of the RDCN and RDCN Warrants) for treatment as a derivative and the respective accounting treatment of the same, the Company referenced ASC 470 and ASC 815 in conjunction with interpretive guidance. In conjunction with the RDCN and RDCN Warrants issuances, the Company also paid $30,000 and issued 75,000 warrants (“Think Warrants”) valued at $31,500 using the Black-Scholes model to Think Equity for soliciting the RedDiamond Partners, LLC transaction. The total issuance costs paid to Think Equity of $61,500 of cash and warrants, which the Company recorded the relative fair value of $52,399 to expense since no further discount was available to be taken on the debt. As of December 31, 2020, the Company had $-0- in unamortized debt discount remaining and owed $-0- in principal and interest pursuant to the RDCN. For the three and nine months ended December 31, 2020, the Company amortized a pro-rata portion of the discount on the debt on a straight-line basis to interest expense in the amounts of $35,919 and $173,174, respectively. At October 26, 2020, the Company entered into a note conversion agreement that converted the then outstanding balance of $368,995 made up of $352,941 in principal and $16,054 in accrued interest into 263,568 shares of common stock at a rate of $1.40 per share when the market price of the stock was $6.56. The settlement relieved a derivative liability in the amount of $1,908,100, outstanding principal and interest of $368,995, and debt discount in the amount of ($181,187) in exchange for stock valued on the date of the settlement in the total amount of $1,729,005; this triggered a gain on debt extinguishment of $366,903. Please see Note 10 to these financial statements for more information on this conversion.

At December 31, 2020 and March 31, 2020, the Company is/was obligated for several convertible notes payable held by accredited investors (“Accredited Investor Convertible Notes” or “AICN” or “AICNs”). At December 31, 2020 the total outstanding balance of these AICNs of $280,000 was made up of $280,000 in principal and $-0- in accrued interest. At March 31, 2020, the total outstanding balance of these AICNs of $286,981 was made up of $280,000 in principal and $6,981 in accrued interest. The Company entered into these AICNs during the quarter ended June 30, 2019. All of these AICNs mature during the quarter ended June 30, 2021, two years from their inception dates. These AICNs accrue interest at a rate of 10% annually. Accrued interest is due and payable each calendar quarter in cash.

During the three and nine months ended December 31, 2020, the Company paid out $14,115 and $28,077, respectively, in accrued interest to these convertible note holders. During the three and nine months ended December 31, 2019, the Company paid out $-0- and $11,479, respectively, in accrued interest to these convertible note holders.

These AICNs automatically convert into shares of common stock at a rate of $2.89 per share at the earlier of the maturity date or an uplist to a national securities exchange (e.g. NASDAQ or New York Stock Exchange) provided that the Company’s stock price is at least $3.47 at the time of the uplist. The AICN note holders have the right to convert their outstanding principal and interest into shares of the Company’s common stock at any time during their note’s term at $2.89 per share. No AICN note holders have converted their notes as of December 31, 2020.

Convertible Notes Payable – Related Party

At December 31, 2020 and March 31, 2020, the Company was not obligated for any related party convertible notes payable principal and accrued interest. However, the Company entered into notes payable with three directors on May 14, 2020, in the aggregate principal amount of $25,000. The notes with these three directors accrued interest at a rate of 6% annually, yielding a total amount of accrued interest of $382 at August 14, 2020, the maturity date, and on that date the total outstanding balance of $25,382 was converted at $1.02 per share into 25,003 shares of common stock valued at $25,383.

Notes Payable

On January 8th, 2020, the Company entered into a lease amendment whereby the lease term was extended through November of 2026 in exchange for a loan of $42,500 as described in Note 3 to these financial statements. The note payable accrues interest at a rate of 6% per annum.

At December 31, 2020, the Company was obligated for notes payable and accrued interest in the amounts of $40,969 and $-0-, respectively.

At March 31, 2020, the Company was obligated for notes payable and accrued interest in the amounts of $15,000 and $95, respectively. During the three months ended December 31, 2020, the Company paid $559 in interest and $1,531 in principal pursuant to this note payable.

PPP Loan Payable

On May 1, 2020, the Company received $38,665 in loan proceeds pursuant to the Paycheck Protection Program enacted by the 2020 US Federal government Coronavirus Aid, Relief, and Economic Security Act. At December 31, 2020, the Company was obligated for the outstanding balance of $38,925, made up of $38,665 in principal and $260 in accrued interest. The principal and accrued interest may be forgivable and the Company has applied for forgiveness. The loan accrues interest at a rate of 1% per annum and matures on May 1, 2022; if not forgiven prior to December 1, 2020, the Company is required to pay monthly installments toward principal and interest until the note is paid in full. However, through the date of this filing we are awaiting review and further guidance from the loan issuer on our repayment status.

Notes Payable – Related Party

At December 31, 2020 and March 31, 2020, the Company was obligated for related party notes payable and accrued interest in the total amount of $49,826 and $61,255, respectively. The balance of $49,826 outstanding at December 31, 2020, is described as the Amendment to Promissory Note in the below Note 9 to these financial statements.

NOTE 9 – CONVERTIBLE NOTES PAYABLE

At March 31, 2020, the Company is obligated for several convertible notes payable in the total amount of $286,981 made up of $280,000 in principal and $6,981 in interest. The Company entered into these convertible notes during the quarter ended June 30, 2019. All of these convertible notes mature during the quarter ended June 30, 2021, two years from their inception dates. These convertible notes accrue interest at a rate of 10%. Accrued interest is due and payable each calendar quarter in cash; during the years ended March 31, 2020 and 2019, the Company paid out $18,536 and $-0-, respectively, in accrued interest to these convertible note holders. These convertible notes automatically convert into shares of common stock at a rate of $.72 per share at the earlier of the maturity date or an uplist to a national securities exchange (e.g. Exchange or New York Stock Exchange) provided that the Company’s stock price is at least $.87 at the time of the uplist. The convertible note holders have the right to convert their outstanding principal and interest into shares of the Company’s common stock at any time during their note’s term at $.72 per share. No note holders have converted their notes through the date of this report. As of March 31, 2020, these convertible notes did not include a beneficial conversion feature.